Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Changes in Warrant Liability	The following table presents information about the Company’s movement in its Level 1, Level 2 and Level 3 warrant liabilities measured at fair value (in millions):

	Public Warrants (Level 1)	Private Warrants (Level 2)	Private Warrants (Level 3)	Total
Balance at the beginning of the period	$—	$—	$—	$—
Warrant liabilities assumed on July 29, 2021	23.2	—	18.6	41.8
Level 3 transfer-out and Level 2 transfer-in value	—	18.6	(18.6)	—
Change in the fair value of the warrant liabilities	15.5	10.0	—	25.5
Warrants exercised for Class A common stock	(2.6)	—	—	(2.6)

Balance at the end of the period	$36.1	$28.6	$—	$64.7

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The key assumptions used to determine the fair value of the Private Placement Warrants at July 29, 2021 (the date the warrant obligation was assumed by Cyxtera) using the Monte Carlo simulation model were as follows:

Inputs	As of July 29, 2021
Risk - free interest rate	0.73%
Volatility for Least-Square Monte Carlo Model	35.7%
Expected Term in Years	5.00
Fair Value of Class A Common Stock	$9.55